Equity (Details) - Schedule of warrants activity - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Warrants Activity [Abstract]
Number of warrants, Outstanding at beginning of the year	704,355	1,407,683
Weighted average exercise price, Outstanding at beginning of the year	$ 13.18	$ 12.33
Number of warrants, Issued		179,501
Weighted average exercise price, Issued		$ 25
Number of warrants, Forfeited and expired	(502,104)	(27,016)
Weighted average exercise price, Forfeited and expired	$ 9.09	$ 180
Number of warrants, Exercised		(855,813)
Weighted average exercise price, Exercised		$ 9
Number of warrants, Outstanding and exercisable at year-end	202,251	704,355
Weighted average exercise price, Outstanding and exercisable at year-end	$ 23.31	$ 13.18